Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 14.2%
Diversified Telecommunication Services 3.5%
AT&T, Inc.	814,171	30,808,231
Verizon Communications, Inc.	349,533	21,097,812
Total		51,906,043
Entertainment 1.8%
Activision Blizzard, Inc.	361,844	19,148,785
Electronic Arts, Inc.(a)	84,600	8,275,572
Total		27,424,357
Interactive Media & Services 5.4%
Alphabet, Inc., Class A(a)	21,531	26,292,365
Alphabet, Inc., Class C(a)	28,379	34,594,001
Facebook, Inc., Class A(a)	108,439	19,310,817
Total		80,197,183
Media 2.9%
Comcast Corp., Class A	957,072	43,144,806
Wireless Telecommunication Services 0.6%
T-Mobile U.S.A., Inc.(a)	105,211	8,287,470
Total Communication Services		210,959,859
Consumer Discretionary 8.9%
Hotels, Restaurants & Leisure 2.1%
Aramark	261,330	11,388,762
McDonald’s Corp.	92,375	19,833,836
Total		31,222,598
Household Durables 0.7%
D.R. Horton, Inc.	199,185	10,499,041
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.(a)	25,717	44,642,397
eBay, Inc.	472,200	18,406,356
Total		63,048,753
Specialty Retail 1.9%
Lowe’s Companies, Inc.	249,952	27,484,722
Total Consumer Discretionary		132,255,114
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.8%
Food & Staples Retailing 0.4%
Sysco Corp.	78,739	6,251,877
Food Products 2.7%
ConAgra Foods, Inc.	522,183	16,020,574
Mondelez International, Inc., Class A	428,996	23,732,059
Total		39,752,633
Household Products 0.8%
Colgate-Palmolive Co.	170,215	12,512,505
Tobacco 1.9%
Philip Morris International, Inc.	370,980	28,168,511
Total Consumer Staples		86,685,526
Energy 5.1%
Energy Equipment & Services 0.4%
Schlumberger Ltd.	181,975	6,218,086
Oil, Gas & Consumable Fuels 4.7%
Canadian Natural Resources Ltd.	428,826	11,419,636
Chevron Corp.	298,221	35,369,010
EOG Resources, Inc.	233,750	17,348,925
Valero Energy Corp.	71,615	6,104,463
Total		70,242,034
Total Energy		76,460,120
Financials 14.1%
Banks 6.3%
Citigroup, Inc.	578,354	39,952,694
JPMorgan Chase & Co.	383,050	45,081,154
Wells Fargo & Co.	162,154	8,179,048
Total		93,212,896
Capital Markets 2.6%
BlackRock, Inc.	33,870	15,093,827
Morgan Stanley	547,820	23,375,479
Total		38,469,306
Diversified Financial Services 4.0%
Berkshire Hathaway, Inc., Class B(a)	286,630	59,624,773
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.2%
Aon PLC	94,938	18,377,149
Total Financials		209,684,124
Health Care 12.0%
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.(a)	57,348	5,616,663
Health Care Equipment & Supplies 6.5%
Abbott Laboratories	148,917	12,459,885
Baxter International, Inc.	122,520	10,716,824
Becton Dickinson and Co.	60,515	15,307,875
Dentsply Sirona, Inc.	245,335	13,078,809
Medtronic PLC	412,638	44,820,740
Total		96,384,133
Health Care Providers & Services 1.3%
Anthem, Inc.	38,965	9,355,496
Cigna Corp.	70,011	10,626,970
Total		19,982,466
Pharmaceuticals 3.8%
Allergan PLC	72,699	12,234,515
Johnson & Johnson	221,014	28,594,791
Pfizer, Inc.	438,159	15,743,053
Total		56,572,359
Total Health Care		178,555,621
Industrials 6.6%
Aerospace & Defense 3.4%
L3 Harris Technologies, Inc.	62,105	12,957,587
Northrop Grumman Corp.	84,030	31,493,604
Spirit AeroSystems Holdings, Inc., Class A	76,404	6,283,465
Total		50,734,656
Electrical Equipment 0.9%
Emerson Electric Co.	203,898	13,632,620
Industrial Conglomerates 2.1%
Honeywell International, Inc.	183,662	31,075,610
Machinery 0.2%
Caterpillar, Inc.	18,895	2,386,628
Total Industrials		97,829,514
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 25.8%
Communications Equipment 1.0%
Cisco Systems, Inc.	300,855	14,865,246
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	264,705	7,549,387
IT Services 7.5%
Fidelity National Information Services, Inc.	221,407	29,393,993
Fiserv, Inc.(a)	187,386	19,411,316
International Business Machines Corp.	142,115	20,666,363
MasterCard, Inc., Class A	156,537	42,510,753
Total		111,982,425
Semiconductors & Semiconductor Equipment 4.5%
Broadcom, Inc.	28,387	7,836,799
Intel Corp.	175,065	9,021,100
Lam Research Corp.	70,380	16,265,522
Marvell Technology Group Ltd.	270,110	6,744,647
NVIDIA Corp.	65,120	11,335,438
NXP Semiconductors NV	140,035	15,280,619
Total		66,484,125
Software 8.1%
Adobe, Inc.(a)	61,290	16,931,362
Autodesk, Inc.(a)	34,595	5,109,682
CDK Global, Inc.	119,355	5,739,782
Microsoft Corp.	624,505	86,824,930
Palo Alto Networks, Inc.(a)	28,713	5,852,571
Total		120,458,327
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	274,653	61,514,032
Total Information Technology		382,853,542
Materials 4.0%
Chemicals 3.0%
Air Products & Chemicals, Inc.	33,910	7,523,273
Corteva, Inc.	304,762	8,533,336
DuPont de Nemours, Inc.	197,572	14,088,859
Mosaic Co. (The)	242,490	4,971,045
Sherwin-Williams Co. (The)	17,144	9,426,971
Total		44,543,484

2	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.0%
Newmont Goldcorp Corp.	411,230	15,593,842
Total Materials		60,137,326
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
American Tower Corp.	91,994	20,342,633
Total Real Estate		20,342,633
Utilities 1.1%
Electric Utilities 1.1%
American Electric Power Co., Inc.	168,336	15,771,400
Total Utilities		15,771,400
Total Common Stocks (Cost $1,165,053,124)		1,471,534,779

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	17,106,915	17,105,204
Total Money Market Funds (Cost $17,105,204)		17,105,204
Total Investments in Securities (Cost: $1,182,158,328)		1,488,639,983
Other Assets & Liabilities, Net		(2,053,306)
Net Assets		1,486,586,677

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	21,923,464	301,004,782	(305,821,331)	17,106,915	839	—	419,814	17,105,204
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2019	3